Leases - Narrative (Details) $ in Thousands	3 Months Ended	6 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)
Lessee, Lease, Description [Line Items]
Sublease income	$ 170	$ 235
Operating lease costs	1,952	3,879
Operating lease not yet commenced, liability	$ 2,800	$ 2,800
Minimum
Lessee, Lease, Description [Line Items]
Operating lease, term	1 year	1 year
Maximum
Lessee, Lease, Description [Line Items]
Operating lease, term	9 years	9 years